Investment Strategy - Simplify Prime Money Market ETF	Oct. 07, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a wide variety of high-quality, short-term U.S. dollar-denominated money market instruments. The Fund seeks to invest in securities that present only minimal credit risk. The Fund’s Board of Trustees has delegated initial and ongoing determination that an issuer’s securities present only minimal credit risk to the adviser. The adviser assesses an issuer’s ability to meet its financial obligations by considering several factors, which include, when relevant, consideration of an issuer’s (i) financial condition, (ii) sources of liquidity, (iii) ability to react to market-wide and issuer-specific events, and (iv) strength within the economy and competitive position within its industry. These minimal credit risk investments are issued by U.S. and foreign banks and corporations, special purpose vehicles that issue asset-backed securities or mortgage-backed securities, the U.S. government, and foreign governments. These instruments may have fixed or floating interest rates and may take the form of commercial paper, short-term notes, bank deposits, loans, bills, participation certificates, or other forms of indebtedness (i.e. those that are substantially similar to the preceding but have a different naming convention). The Fund also invests in fully collateralized repurchase agreements.

The Fund operates as a “money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and is subject to related restrictions on its portfolio composition. Consequently, the Fund invests in securities maturing in 397 days or less and maintains a portfolio dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Furthermore, the Fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions and maintain at least 25% of its total assets in “daily” liquid assets and at least 50% of its total assets in “weekly” liquid assets.

U.S. Government securities are obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. Certain obligations that are issued by U.S. government agencies or instrumentalities (also referred to as government sponsored enterprises or “GSEs”, which have been created under Congressional charter) are not fully guaranteed by the U.S. Treasury. For example, debt issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks are not supported by the full faith and credit of the United States. The Fund may invest in debt securities that are issued by special purpose vehicles that issue asset-backed securities or mortgage-backed securities. These are backed by a pool of assets, usually loans such as mortgages, instalment sale contracts, credit card receivables or other assets. The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages that may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. The Fund may invest a significant percentage of its assets in fully collateralized repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. The Fund accepts only U.S. Government securities, certificates of deposit, mortgage related securities (those secured by a first lien), bankers’ acceptances, foreign government securities that are a direct obligation of, or that are fully guaranteed by, the central government of a member of the Organization for Economic Cooperation and Development) as repurchase agreement eligible securities. The Fund expects to focus initially in overnight repurchase agreements; however, in the future, the Fund may invest in repurchase agreements with longer maturities. Income from repurchase agreements using U.S. Government securities may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities.

The maturity of certain variable and floating rate instruments is measured by reference to the next interest rate reset date rather than the absolute maturity of the instrument. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.

Although the Fund will seek to continue to qualify as a “money market fund,” it will not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares will be traded on NYSE Arca, Inc. (the “Exchange”) and will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on the Exchange.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

You could lose money by investing in the Fund.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Mandatory Liquidity Fees

Rule 2a-7 requires the Fund to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions (based on flow information available within a reasonable period after the last computation of the Fund’s net asset value on that day) exceeding 5% of net assets, unless the amount of the mandatory liquidity fee would be de minimis. The size of the mandatory liquidity fee to be charged will be based on a good faith estimate, supported by data, of the costs the Fund would incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If these costs cannot be determined in good faith, a 1% default fee will be applied. If the amount of the mandatory liquidity fee would be de minimis (i.e., less than 0.01% of the value of the shares redeemed), the Fund is not required to charge a mandatory liquidity fee. This fee does not affect shares purchased on the Exchange.

Adviser’s Strategy

Simplify Asset Management, Inc. is the investment adviser to the Fund and makes the Fund’s investment decisions. The adviser selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions. The adviser also considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that offer the highest yield.